Convertible Debentures - Schedule of Convertible Debentures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Schedule of Convertible Debentures [Line Items]
Convertible debentures	$ 1,157,057	$ 18,029,309
January 2024 Convertible Debenture [Member]
Schedule of Convertible Debentures [Line Items]
Related SPA	August 2022 SPA
Convertible debentures	$ 53,928
August 2024 Convertible Debenture [Member]
Schedule of Convertible Debentures [Line Items]
Related SPA	August 2024 SPA
Convertible debentures	$ 1,103,129
June 2025 Secured Convertible Debenture [Member]
Schedule of Convertible Debentures [Line Items]
Related SPA	June 2025 SPA
Convertible debentures		9,739,679
May 2025 Convertible Debenture [Member]
Schedule of Convertible Debentures [Line Items]
Related SPA	June 2025 SPA
Convertible debentures		2,292,488
December 2025 Secured Convertible Debenture [Member]
Schedule of Convertible Debentures [Line Items]
Related SPA	June 2025 SPA
Convertible debentures		$ 5,997,142